United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: Quarter ended 09/30/2018

Item 1.	Schedule of Investments

Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—95.5%
	Aerospace/Defense—1.1%
$250,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$272,813
200,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	205,750
575,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	585,781
600,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	616,200
200,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	202,500
	TOTAL	1,883,044
	Automotive—2.4%
675,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	603,281
725,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	720,454
350,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	374,938
600,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	612,930
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	253,344
200,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	188,800
250,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	260,625
1,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	968,625
	TOTAL	3,982,997
	Banking—0.5%
825,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	854,906
	Building Materials—1.7%
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	76,781
475,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	477,969
200,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	185,000
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	384,844
375,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	362,340
180,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	184,725
125,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 9/15/2026	125,625
425,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	429,250
500,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	471,875
150,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	152,026
	TOTAL	2,850,435
	Cable Satellite—8.4%
375,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	380,156
325,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	324,838
225,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	240,750
775,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	789,523
175,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	174,125
325,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	327,031
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	612,560
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	496,875
450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	441,000
625,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	638,672
525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	530,906
275,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	289,438
700,000	Charter Communications Holdings II, 5.75%, 1/15/2024	713,125
100,000	DISH DBS Corp., 5.00%, 3/15/2023	91,118
250,000	DISH DBS Corp., 5.875%, 7/15/2022	244,844
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$950,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	$857,375
150,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	142,688
175,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	184,574
650,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	600,925
300,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	305,250
350,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 8.50%, 10/15/2024	353,500
450,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	475,312
200,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	219,300
125,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	124,075
400,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	416,080
100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	96,721
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	679,219
850,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	803,250
275,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	290,125
475,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	466,231
200,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	198,500
446,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	458,823
200,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	198,524
700,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	658,525
300,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	283,125
	TOTAL	14,107,083
	Chemicals—2.4%
200,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	203,750
625,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	625,187
675,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	628,594
625,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	589,063
300,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	300,750
100,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	99,500
100,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	99,177
1,225,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,257,156
150,000	Starfruit Finco BV, Sr. Unsecd. Note, Series 144A, 8.00%, 10/1/2026	152,250
	TOTAL	3,955,427
	Construction Machinery—0.6%
525,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	520,406
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	463,500
	TOTAL	983,906
	Consumer Cyclical Services—0.4%
525,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	515,813
250,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	242,500
	TOTAL	758,313
	Consumer Products—1.5%
50,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	51,813
675,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	677,531
650,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	654,062
675,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	685,969
350,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	355,250
125,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	128,125
	TOTAL	2,552,750
	Diversified Manufacturing—0.9%
584,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	589,110
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$100,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	$102,000
375,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	326,250
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	558,096
	TOTAL	1,575,456
	Environmental—0.6%
600,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	621,750
325,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	316,742
	TOTAL	938,492
	Finance Companies—2.6%
225,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2023	227,531
1,275,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,251,068
100,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	100,875
100,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	99,250
100,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	100,250
150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	146,813
125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	126,719
1,150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	1,180,187
850,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	853,187
225,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	209,813
	TOTAL	4,295,693
	Food & Beverage—2.5%
625,000	Anna Merger Subsidiary, Inc., Series 144A, 7.75%, 10/1/2022	215,625
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	202,650
425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	427,656
400,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	393,000
650,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	624,689
400,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	398,300
200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	193,000
1,125,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	1,109,532
650,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	656,500
	TOTAL	4,220,952
	Gaming—4.8%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	206,400
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	421,700
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.00%, 8/15/2026	101,250
925,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	883,375
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	558,937
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	102,875
675,000	MGM Resorts International, 6.00%, 3/15/2023	700,312
100,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	93,720
325,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	327,275
400,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	393,500
275,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	265,980
700,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	742,875
575,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	575,000
825,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	832,219
310,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	313,100
375,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	387,821
475,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	456,143
500,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	473,600
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Gaming—continued
$225,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	$209,250
	TOTAL	8,045,332
	Health Care—11.5%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	176,750
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	649,219
700,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	631,750
275,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	282,892
750,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	775,312
250,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	244,375
225,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	214,594
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	155,813
525,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	296,782
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	101,750
250,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 10/15/2026	250,000
175,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	180,163
1,025,000	HCA, Inc., 5.00%, 3/15/2024	1,053,187
200,000	HCA, Inc., 5.875%, 5/1/2023	211,250
525,000	HCA, Inc., 5.875%, 2/15/2026	547,969
625,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	646,094
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	766,875
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	177,538
175,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	167,563
400,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	393,300
200,000	LifePoint Health, Inc., 5.875%, 12/1/2023	209,250
50,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	52,188
225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	229,219
200,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	200,750
1,125,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,172,250
575,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	621,000
1,650,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	1,620,300
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	518,495
825,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	851,812
575,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	582,187
825,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	794,062
1,225,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	1,065,750
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	47,688
450,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	465,097
575,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	567,812
125,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	130,938
275,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	267,987
725,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	725,000
625,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	686,719
625,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	595,312
	TOTAL	19,326,992
	Health Insurance—0.2%
250,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	256,875
125,000	Wellcare Health Plans, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 8/15/2026	127,500
	TOTAL	384,375
	Independent Energy—6.1%
375,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	379,219
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$400,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	$453,000
250,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	260,000
469,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	479,552
75,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	76,688
87,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	87,109
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	432,000
250,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.00%, 10/1/2024	250,312
825,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	843,150
600,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	588,750
375,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	379,687
250,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	250,937
250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	245,000
325,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	320,937
125,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	124,688
75,000	Laredo Petroleum, 5.625%, 1/15/2022	74,813
225,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	226,125
400,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	408,800
175,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	173,031
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.75%, 5/15/2026	214,594
100,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	104,500
125,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	125,938
200,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	201,000
200,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	195,750
150,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	144,000
425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	404,281
250,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	245,625
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	150,188
25,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	25,875
175,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	182,656
475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.25%, 12/1/2025	448,875
525,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	556,500
125,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	60,000
375,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	153,750
300,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	303,546
75,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	76,219
25,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	26,031
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	492,575
150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	156,562
	TOTAL	10,322,263
	Industrial - Other—0.6%
525,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	475,125
375,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	364,688
100,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2026	101,875
	TOTAL	941,688
	Insurance - P&C—2.7%
550,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	514,074
375,000	AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	390,938
575,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	570,687
1,225,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	1,229,667
425,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	421,813
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$700,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	$703,500
650,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	650,000
		TOTAL	4,480,679
		Leisure—0.7%
100,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	101,250
875,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	868,438
250,000		Voc Escrow Ltd., Series 144A, 5.00%, 2/15/2028	241,510
		TOTAL	1,211,198
		Lodging—0.3%
375,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	374,531
175,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	174,344
		TOTAL	548,875
		Media Entertainment—5.0%
200,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	192,414
475,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	469,062
475,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	458,840
750,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	562,500
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	281,531
275,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	281,977
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	621,714
375,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	363,281
325,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	322,969
225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	229,500
325,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	325,032
775,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	760,469
225,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	220,160
350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	344,750
150,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	152,213
275,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	278,781
150,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	148,298
75,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	69,375
800,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	783,080
575,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	590,094
325,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	323,375
550,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	545,875
125,000		WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	124,375
		TOTAL	8,449,665
		Metals & Mining—1.9%
375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	358,594
525,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	509,208
650,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	614,250
175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	180,707
325,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	337,187
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	101,855
375,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	384,656
275,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	281,875
350,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	370,125
		TOTAL	3,138,457
		Midstream—6.2%
200,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	197,500
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	$172,375
550,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	548,625
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	556,187
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	498,125
500,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	498,750
600,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	631,500
125,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	137,188
500,000	Cheniere Energy Partners, LP, Series WI, 5.25%, 10/1/2025	501,250
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2026	428,591
450,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	474,750
300,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	252,000
100,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	90,000
600,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	526,500
800,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	822,000
700,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	694,750
550,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	543,125
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	429,750
500,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	502,155
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	459,562
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	49,625
150,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	145,275
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	264,687
375,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	376,875
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	181,344
177,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	182,089
175,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	165,813
	TOTAL	10,330,391
	Oil Field Services—1.7%
75,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	77,344
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	318,750
200,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	206,000
150,000	Sesi LLC, 7.125%, 12/15/2021	152,475
650,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	665,437
325,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	335,969
475,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	492,219
350,000	Weatherford International Ltd., 7.00%, 3/15/2038	273,000
150,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	142,500
150,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	114,750
	TOTAL	2,778,444
	Packaging—5.6%
475,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	482,125
475,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	467,637
875,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	918,750
750,000	Berry Plastics Corp., 5.50%, 5/15/2022	763,200
150,000	Berry Plastics Corp., 6.00%, 10/15/2022	155,063
425,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	418,876
1,175,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	1,148,445
350,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	336,000
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	1,032,000
400,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	396,000
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Packaging—continued
$950,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	$976,125
175,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	164,062
425,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	422,344
508,782	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	510,689
650,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	662,594
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	475,000
	TOTAL	9,328,910
	Paper—0.4%
750,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	699,375
	Pharmaceuticals—4.2%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	200,400
300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	289,725
1,150,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	1,120,675
1,250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,191,937
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	405,015
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2026	54,063
325,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	329,875
450,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	401,625
600,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	520,200
1,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,338,250
925,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	785,787
525,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	467,250
	TOTAL	7,104,802
	Refining—0.4%
675,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	688,500
	Restaurants—1.1%
1,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	1,008,011
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	118,954
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	72,281
125,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	124,375
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	500,375
	TOTAL	1,823,996
	Retailers—1.2%
375,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	271,406
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	534,188
325,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 8/1/2026	329,875
375,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	337,969
650,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	622,375
	TOTAL	2,095,813
	Supermarkets—0.6%
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	540,000
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	531,438
	TOTAL	1,071,438
	Technology—8.4%
800,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	818,680
575,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 9/1/2026	584,775
100,000	CDK Global, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2026	103,538
50,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	50,000
375,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	390,000
400,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	414,800
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$525,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	$563,999
450,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	471,375
125,000	Financial & Risk US Holdings, Inc., Series 144A, 6.25%, 5/15/2026	125,078
200,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2026	199,288
325,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	330,769
775,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	787,787
475,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	495,781
250,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	251,968
800,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	781,000
725,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	736,419
900,000	Infor US, Inc., 6.50%, 5/15/2022	916,695
575,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	591,433
675,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	702,000
450,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	473,724
475,000	NCR Corp., 6.375%, 12/15/2023	485,094
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	177,406
250,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	250,906
450,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	453,348
575,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	544,094
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	237,938
450,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	495,360
375,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	376,875
1,125,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	1,096,875
200,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	190,750
	TOTAL	14,097,755
	Transportation Services—0.2%
50,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	47,125
100,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	99,875
125,000	HDTFS, Inc., 6.25%, 10/15/2022	116,563
	TOTAL	263,563
	Utility - Electric—2.1%
725,000	Calpine Corp., 5.75%, 1/15/2025	644,344
150,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	139,500
825,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	856,366
650,000	NRG Energy, Inc., 6.25%, 5/1/2024	679,250
375,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	409,939
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	50,625
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	49,000
625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	583,594
125,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 9/1/2026	126,562
	TOTAL	3,539,180
	Wireless Communications—4.0%
200,000	Altice France SA, Series 144A, 8.125%, 2/1/2027	206,000
225,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	219,825
675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	614,250
1,325,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,331,360
500,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	503,595
825,000	Sprint Corp., 7.125%, 6/15/2024	859,031
950,000	Sprint Corp., 7.875%, 9/15/2023	1,025,867
475,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	504,925
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	$190,900
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	329,875
275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	284,144
225,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	234,967
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	341,315
	TOTAL	6,646,054
	TOTAL CORPORATE BONDS (IDENTIFIED COST $162,186,646)	160,277,199
	REPURCHASE AGREEMENT—3.4%
5,639,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (IDENTIFIED COST $5,639,000)	5,639,000
	TOTAL INVESTMENT IN SECURITIES-98.9% (IDENTIFIED COST $167,825,646)	165,916,199
	OTHER ASSETS AND LIABILITIES-NET—1.1%[3]	1,832,489
	TOTAL NET ASSETS—100%	$167,748,688
1	Issuer in default.
2	Non-income-producing security.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs,
10

methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
11
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—80.0%
		Consumer Discretionary—6.9%
901	[1]	Amazon.com, Inc.	$1,804,703
185	[1]	Booking Holdings, Inc.	367,040
2,500	[2]	Ctrip.com International Ltd., ADR	92,925
36,620	[1]	Floor & Decor Holdings, Inc.	1,104,825
25,680	[1]	GreenTree Hospitality Group Ltd., ADR	326,136
13,600		Hilton Worldwide Holdings, Inc.	1,098,608
2,618		Home Depot, Inc.	542,319
34,960	[1]	Hudson Ltd.	788,698
2,725	[1]	JD.com, Inc., ADR	71,095
20,545		Las Vegas Sands Corp.	1,218,935
10,100		Moncler S.p.A	434,594
916,400		NagaCorp Ltd.	959,580
69,800		Samsonite International SA	258,714
13,300	[2]	Six Flags Entertainment Corp.	928,606
4,000		Vail Resorts, Inc.	1,097,680
9,900	[1]	Weight Watchers International, Inc.	712,701
13,705	[2]	Wingstop, Inc.	935,640
		TOTAL	12,742,799
		Consumer Staples—0.3%
2,460		Constellation Brands, Inc., Class A	530,425
		Financials—5.4%
6,800		Affiliated Managers Group	929,696
27,200		Ares Management LP	631,040
23,600		Bank of New York Mellon Corp.	1,203,364
5,000		BlackRock, Inc.	2,356,650
129,100		FinecoBank Banca Fineco SPA	1,723,587
22,919	[1]	Focus Financial Partners, Inc.	1,087,736
23,500		Hamilton Lane, Inc.	1,040,580
91,800		Mediobanca Spa	914,239
9,700	[1]	Qudian, Inc., ADR	50,537
		TOTAL	9,937,429
		Health Care—30.6%
13,400		Abbott Laboratories	983,024
7,800		Agilent Technologies, Inc.	550,212
11,780	[1]	Albireo Pharma, Inc.	388,269
3,100	[1]	Align Technology, Inc.	1,212,782
22,700	[1]	Amphastar Pharmaceuticals, Inc.	436,748
8,700	[1]	AnaptysBio, Inc.	867,999
49,400	[1]	Argenx SE	3,739,219
15,315	[1]	Argenx SE, ADR	1,161,490
10,600	[1]	Atara Biotherapeutics, Inc.	438,310
620	[1]	Biogen, Inc.	219,052
142,420	[1,3]	BioNano Genomics, Inc.	0
23,000	[1]	Boston Scientific Corp.	885,500
16,663	[1]	CRISPR Therapeutics AG	739,004
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
35,300	[1]	Calithera Biosciences, Inc.	$185,325
215,000	[1]	Catabasis Pharmaceuticals, Inc.	172,000
13,800	[1]	Clementia Pharmaceuticals, Inc.	153,870
138,700	[1]	ContraFect Corp.	287,109
306,435	[1]	Corcept Therapeutics, Inc.	4,296,219
13,600		Danaher Corp.	1,477,776
5,500	[1]	Dexcom, Inc.	786,720
29,171	[1]	Dynavax Technologies Corp.	361,720
7,200	[1]	Editas Medicine, Inc.	229,104
5,100	[1]	Edwards Lifesciences Corp.	887,910
25,900	[1,2]	Elanco Animal Health, Inc.	903,651
6,700	[1]	Fate Therapeutics, Inc.	109,143
5,633	[1]	GW Pharmaceuticals PLC, ADR	973,044
13,300	[1]	Galapagos NV	1,504,250
24,200	[1]	Galapagos NV, ADR	2,720,806
7,249	[1]	Genmab A/S	1,139,374
16,400	[1,2]	Glaukos Corp.	1,064,360
2,700	[1]	IDEXX Laboratories, Inc.	674,082
6,300	[1]	Illumina, Inc.	2,312,478
4,200	[1]	Insulet Corp.	444,990
14,200	[1,2]	Intellia Therapeutics, Inc.	406,404
15,398	[1]	Intersect ENT, Inc.	442,693
162,987	[1]	Minerva Neurosciences, Inc.	2,045,487
7,075	[1]	Myokardia, Inc.	461,290
6,700	[1]	Nektar Therapeutics	408,432
9,727	[1]	Nevro Corp.	554,439
5,800	[1]	PRA Health Sciences, Inc.	639,102
6,400	[1]	Penumbra, Inc.	958,080
22,220	[1]	Poxel SA	170,488
168,600	[1]	Progenics Pharmaceuticals, Inc.	1,057,122
14,700	[1]	Repligen Corp.	815,262
14,300	[1]	Rhythm Pharmaceuticals, Inc.	417,131
14,760	[1,2]	Rocket Pharmaceuticals, Inc.	363,391
139,400	[1,2]	Scynexis, Inc.	167,280
35,100	[1]	Seres Therapeutics, Inc.	266,409
27,200	[1]	Spark Therapeutics, Inc.	1,483,760
4,300		Stryker Corp.	764,024
34,700	[1]	Tandem Diabetes Care, Inc.	1,486,548
6,242	[1]	Tocagen, Inc.	97,313
27,300	[1]	Ultragenyx Pharmaceutical, Inc.	2,084,082
32,600	[1]	UniQure N.V.	1,186,314
59,600	[1]	Veeva Systems, Inc.	6,488,652
20,382	[1]	Zogenix, Inc.	1,010,947
		TOTAL	56,080,190
		Industrials—9.9%
2,824		Altra Industrial Motion Corp.	116,645
37,600		Air Lease Corp.	1,725,088
61,150	[1]	Azul S.A., ADR	1,087,858
4,700	[1]	CoStar Group, Inc.	1,977,948
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
9,535		Fortive Corp.	$802,847
123,100		GrafTech International Ltd.	2,401,681
19,695		Heico Corp.	1,823,954
8,385	[1]	IHS Markit Ltd.	452,455
4,800		KAR Auction Services, Inc.	286,512
17,800	[1]	Mercury Systems, Inc.	984,696
8,300		Roper Technologies, Inc.	2,458,543
8,700	[1]	Verisk Analytics, Inc.	1,048,785
7,000		Wabtec Corp.	734,160
20,100	[1]	XPO Logistics, Inc.	2,294,817
		TOTAL	18,195,989
		Information Technology—23.1%
2,000	[1]	2U, Inc.	150,380
2,300		Activision Blizzard, Inc.	191,337
1,700	[1]	Adobe Systems, Inc.	458,915
75,995	[1,2]	Advanced Micro Devices, Inc.	2,347,486
6,200	[1]	Alibaba Group Holding Ltd., ADR	1,021,512
6,300	[1]	Ansys, Inc.	1,176,084
6,700		Broadcom, Inc.	1,653,091
24,700	[1]	Coupa Software, Inc.	1,953,770
2,000	[1,2]	DocuSign, Inc.	105,140
10,300	[1]	Dropbox, Inc.	276,349
212,300		Evry AS	834,568
55,000	[1,2]	GDS Holdings Ltd., ADR	1,932,150
25,700	[1]	GoDaddy, Inc.	2,143,123
32,831	[1]	GreenSky, Inc.	590,958
11,344	[1]	GrubHub, Inc.	1,572,505
3,900	[1]	Guidewire Software, Inc.	393,939
40,600		Marvell Technology Group Ltd.	783,580
10,895	[1]	MindBody, Inc.	442,882
58,300	[1]	Pagseguro Digital Ltd.	1,613,161
16,300	[1]	Q2 Holdings, Inc.	986,965
35,400	[1]	Radware Ltd.	937,038
16,300	[1]	Rapid7, Inc.	601,796
17,000	[1]	RealPage, Inc.	1,120,300
4,100	[1]	Red Hat, Inc.	558,748
3,700	[1]	Salesforce.com, Inc.	588,411
21,200	[1,2]	ServiceNow, Inc.	4,147,356
8,105	[1,2]	Shopify, Inc.	1,332,948
30,000	[1]	Splunk, Inc.	3,627,300
2,500	[1]	Spotify Technology SA	452,075
4,000		TE Connectivity Ltd.	351,720
10,800	[1]	Tyler Technologies, Inc.	2,646,648
21,200	[1]	Workday, Inc.	3,094,776
15,600	[1]	WorldPay, Inc.	1,579,812
4,490	[1]	Zillow Group, Inc.	198,683
25,700	[1]	Zuora, Inc.	593,927
		TOTAL	42,459,433
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—1.9%
10,500	[1]	Ingevity Corp.	$1,069,740
5,100		Sherwin-Williams Co.	2,321,571
		TOTAL	3,391,311
		Real Estate—1.9%
9,600	[1]	CBRE Group, Inc.	423,360
10,200		Crown Castle International Corp.	1,135,566
3,500		Lamar Advertising Co.	272,300
16,100		MGM Growth Properties LLC	474,789
12,810		Ryman Hospitality Properties	1,103,838
		TOTAL	3,409,853
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,148,661)	146,747,429
		PREFERRED STOCK—0.1%
		Health Care—0.1%
15,462	[3]	Alector, Inc. (IDENTIFIED COST $219,798)	235,184
		WARRANTS—0.1%
		Health Care—0.1%
215,000	[1]	Catabasis Pharmaceuticals, Inc., Warrants	100,211
87,500	[1]	ContraFect Corp., Warrants	56,184
42,500	[1]	ContraFect Corp., Warrants	34,115
21,060	[1]	Scynexis, Inc., Warrants	5,313
42,000	[1]	Scynexis, Inc., Warrants	1,928
25,200	[1]	Scynexis, Inc., Warrants	13,293
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	211,044
		REPURCHASE AGREEMENTS—26.5%
$12,459,376		Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299 (purchased with proceeds from securities lending collateral).	12,459,376
36,132,000		Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299.	36,132,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $48,591,376)	48,591,376
		TOTAL INVESTMENT IN SECURITIES—106.7% (IDENTIFIED COST $128,961,135)	195,785,033
		OTHER ASSETS AND LIABILITIES - NET—(6.7)%[4]	(12,320,266)
		TOTAL NET ASSETS—100%	$183,464,767
4

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2018, were as follows:
	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Financials
*Hamilton Lane, Inc.	21,900	1,600	—	23,500	$1,040,580	$182,853	$—	$13,480
Health Care
arGEN-X SE	45,023	4,377	—	49,400	$3,739,219	$511,454	$—	$—
arGEN-X SE, ADR	17,450	3,465	(5,600)	15,315	$1,161,490	$83,949	$206,348	$—
Calithera Biosciences, Inc.	—	35,300	—	35,300	$185,325	$(76,959)	$—	$—
Catabasis Pharmaceuticals, Inc.	—	215,000	—	215,000	$172,000	$(43,000)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants	—	215,000	—	215,000	$100,211	$100,211	$—	$—
ContraFect Corp.	130,000	8,700	—	138,700	$287,109	$138,409	$—	$—
ContraFect Corp., Warrants	87,500	—	—	87,500	$56,184	$31,535	$—	$—
ContraFect Corp., Warrants	42,500	—	—	42,500	$34,115	$19,431	$—	$—
Corcept Therapeutics, Inc.	296,737	26,998	(17,300)	306,435	$4,296,219	$(1,184,233)	$(53,209)	$—
Minerva Neurosciences, Inc.	155,287	7,700	—	162,987	$2,045,487	$1,042,861	$—	$—
Progenics Pharmaceuticals, Inc.	247,662	—	(79,062)	168,600	$1,057,122	$33,679	$180,825	$—
Scynexis, Inc.	83,400	56,000	—	139,400	$167,280	$(120,848)	$—	$—
Scynexis, Inc. Warrants	21,060	—	—	21,060	$5,313	$(18,609)	$—	$—
Scynexis, Inc. Warrants	—	42,000	—	42,000	$1,928	$1,928	$—	$—
Scynexis, Inc. Warrants	—	25,200	—	25,200	$13,293	$13,293	$—	$—
UniQure N.V.	—	36,749	(4,149)	32,600	$1,186,314	$231,344	$22,568	$—
*Zuora, Inc.	—	26,000	(300)	25,700	$593,927	$124,929	$1,564	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,148,519	704,089	(106,411)	1,746,197	$16,143,116	$1,072,227	$358,096	$13,480
*	At September 30, 2018, the Fund no longer has ownership of at least 5% of the voting shares.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$12,054,334	$12,459,376
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$116,840,399	$—	$0	$116,840,399
International	18,228,417	11,678,613	—	29,907,030
Preferred Stocks
Domestic	—	—	235,184	235,184
Debt Securities:
Warrants	—	211,044	—	211,044
Repurchase Agreements	—	48,591,376	—	48,591,376
TOTAL SECURITIES	$135,068,816	$60,481,033	$235,184	$195,785,033
The following acronym is used throughout this portfolio:
ADR—	American Depositary Receipt
7
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—40.7%
		Consumer Discretionary—3.4%
410	[1]	AutoZone, Inc.	$318,037
5,026		Best Buy Co., Inc.	398,863
4,860	[1]	Bright Horizons Family Solutions, Inc.	572,703
4,664		Carnival Corp.	297,423
1,690	[1]	Charter Communications, Inc.	550,737
359		Columbia Sportswear Co.	33,412
77,304		Comcast Corp., Class A	2,737,335
44	[1]	DISH Network Corp., Class A	1,574
4,191	[1]	Discovery, Inc., Class C	123,970
44,231	[1]	eBay, Inc.	1,460,508
23,135		Extended Stay America, Inc.	468,021
33,028		Foot Locker, Inc.	1,683,768
166,700		Ford Motor Co.	1,541,975
34,105		General Motors Co.	1,148,315
14,175		Hyatt Hotels Corp.	1,128,188
3,188		Kohl's Corp.	237,665
9,097		Las Vegas Sand Corp.	539,725
221		Lear Corp.	32,045
18,267	[1]	Liberty Sirius Group Class C	793,701
13,293	[1]	Liberty Siriusxm Group	577,448
7,093		McDonald's Corp.	1,186,588
12,297	[1]	Michael Kors Holdings Ltd.	843,082
10,710	[1]	Michaels Cos., Inc./The	173,823
70,087		News Corp.	953,183
3,200	[1]	Norwegian Cruise Line Holdings Ltd.	183,776
27,109		Pulte Group, Inc.	671,490
4,362		Ralph Lauren Corp.	599,993
5,404		Royal Caribbean Cruises, Ltd.	702,196
1,611		Tapestry, Inc.	80,985
15,229		Target Corp.	1,343,350
1,400		Tiffany & Co.	180,558
26,837		Twenty-First Century Fox, Inc.	1,243,358
3,532		V.F. Corp.	330,066
266		Viacom, Inc., Class B - New	8,980
17,380		Walt Disney Co.	2,032,417
5,799		Wiley (John) & Sons, Inc., Class A	351,420
19,803		Yum China Holdings, Inc.	695,283
		TOTAL	26,225,961
		Consumer Staples—2.9%
20,657		Colgate-Palmolive Co.	1,382,986
36,976		Conagra Brands, Inc.	1,256,075
15,629		General Mills, Inc.	670,797
24,289	[1]	Herbalife Nutrition Ltd.	1,324,965
10,881		Hershey Foods Corp.	1,109,862

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,012		Lamb Weston Holdings, Inc.	$133,999
9,921		Molson Coors Brewing Co., Class B	610,141
44,126		Mondelez International, Inc.	1,895,653
6,067		PepsiCo, Inc.	678,291
54,317		Philip Morris International, Inc.	4,429,008
47,370		Procter & Gamble Co.	3,942,605
2,122	[1]	TreeHouse Foods, Inc.	101,538
3,689	[1]	US Foods Holding Corp.	113,695
7,761		Walgreens Boots Alliance, Inc.	565,777
49,194		Walmart, Inc.	4,619,808
		TOTAL	22,835,200
		Energy—4.4%
12,768		Anadarko Petroleum Corp.	860,691
13,100		Baker Hughes a GE Co. LLC	443,173
26,684		Cabot Oil & Gas Corp., Class A	600,924
38,341		Chevron Corp.	4,688,337
3,203		Cimarex Energy Co.	297,687
29,545		ConocoPhillips	2,286,783
24,023		Devon Energy Corp.	959,479
13,475		Diamondback Energy, Inc.	1,821,685
13,814		EOG Resources, Inc.	1,762,252
615	[1]	Energen Corp.	52,995
85,612		Exxon Mobil Corp.	7,278,732
8,297		Hess Corp.	593,899
26,177		Kinder Morgan, Inc.	464,118
14,593	[1]	Kosmos Energy LLC	136,445
18,192		Marathon Oil Corp.	423,510
14,777		Marathon Petroleum Corp.	1,181,717
37,502		Occidental Petroleum Corp.	3,081,539
21,584		Phillips 66	2,432,948
3,515		Pioneer Natural Resources, Inc.	612,278
25,759		Schlumberger Ltd.	1,569,238
14,662		Valero Energy Corp.	1,667,802
7,738	[1]	Whiting Petroleum Corp.	410,424
3,234		Williams Companies, Inc.	87,932
		TOTAL	33,714,588
		Financials—9.4%
46,478		AGNC Investment Corp.	865,885
24,629		AXA Equitable Holdings, Inc.	528,292
6,758		Aflac, Inc.	318,099
12,692		Allstate Corp.	1,252,700
34,962		Ally Financial, Inc.	924,745
6,446		American International Group, Inc.	343,185
2,918		Ameriprise Financial, Inc.	430,872
40,962		Annaly Capital Management, Inc.	419,041
103		Assured Guaranty Ltd.	4,350
22,547	[1]	Athene Holding Ltd.	1,164,778
4,756		BB&T Corp.	230,856
242,599		Bank of America Corp.	7,146,967

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
41,371		BankUnited, Inc.	$1,464,533
31,445	[1]	Berkshire Hathaway, Inc., Class B	6,732,689
15,431	[1]	Brighthouse Financial, Inc.	682,667
3,758		CIT Group, Inc.	193,950
8,238		Capital One Financial Corp.	782,033
87,338		Chimera Investment Corp.	1,583,438
498		Chubb Ltd.	66,553
45,173		Citigroup, Inc.	3,240,711
49,577		Citizens Financial Group, Inc.	1,912,185
19,569		Discover Financial Services	1,496,050
68,385		Fifth Third Bancorp	1,909,309
14,397		Franklin Resources, Inc.	437,813
6,996		Goldman Sachs Group, Inc.	1,568,783
11,110		Hartford Financial Services Group, Inc.	555,056
29,863		Huntington Bancshares, Inc.	445,556
90,551		JPMorgan Chase & Co.	10,217,775
17,871		KeyCorp	355,454
31,244		Legg Mason, Inc.	975,750
16,169		Lincoln National Corp.	1,093,995
82,476		MFA Financial, Inc.	606,199
41,054		MetLife, Inc.	1,918,043
42,700		Morgan Stanley	1,988,539
52,672		Navient Corp.	710,019
13,280		PNC Financial Services Group	1,808,603
20,487		Popular, Inc.	1,049,959
34,686		Principal Financial Group	2,032,253
25,653		Prudential Financial	2,599,162
13,678		Regions Financial Corp.	250,991
48		State Street Corp.	4,021
9,939		SunTrust Banks, Inc.	663,826
39,729		Synchrony Financial	1,234,777
74,554		Two Harbors Investment Corp.	1,113,091
27,033		U.S. Bancorp	1,427,613
48,470		Unum Group	1,893,723
77,757		Wells Fargo & Co.	4,086,908
2,001		Zions Bancorporation	100,350
		TOTAL	72,832,147
		Health Care—6.1%
56,873		Abbott Laboratories	4,172,203
1,551		Aetna, Inc.	314,620
5,641		Allergan PLC	1,074,498
6,966		Amgen, Inc.	1,443,982
6,790		Anthem, Inc.	1,860,799
23,715		Baxter International, Inc.	1,828,189
1,031	[1]	Biogen, Inc.	364,263
34,677		Bristol-Myers Squibb Co.	2,152,748
6,837		CVS Health Corp.	538,209
8,563		Cardinal Health, Inc.	462,402
4,153		Cigna Corp.	864,862

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,064		Danaher Corp.	$224,274
2,831	[1]	Davita, Inc.	202,785
45,538		Dentsply Sirona, Inc.	1,718,604
19,772	[1]	Express Scripts Holding Co.	1,878,538
23,960		Gilead Sciences, Inc.	1,849,952
6,485		HCA Healthcare, Inc.	902,193
47,268	[1]	Hologic, Inc.	1,937,043
4,026		Humana, Inc.	1,362,881
45,278		Johnson & Johnson	6,256,061
14,547		Lilly (Eli) & Co.	1,561,039
4,095		McKesson Corp.	543,202
13,710		Medtronic PLC	1,348,653
62,325		Merck & Co., Inc.	4,421,335
5,680	[1]	Mylan NV	207,888
96,476		Pfizer, Inc.	4,251,697
10,517		Thermo Fisher Scientific, Inc.	2,566,989
4,036	[1]	Wellcare Health Plans, Inc.	1,293,498
		TOTAL	47,603,407
		Industrials—3.3%
17,753		Ametek, Inc.	1,404,617
7,282		CSX Corp.	539,232
4,719		Caterpillar, Inc.	719,600
6,771		Copa Holdings, Class A	540,597
10,253		Crane Co.	1,008,383
5,288		Cummins, Inc.	772,418
1,322		Curtiss-Wright Corp.	181,669
29,858		Delta Air Lines, Inc.	1,726,688
13,730		Emerson Electric Co.	1,051,443
3,518		Fortive Corp.	296,216
125,847		General Electric Co.	1,420,813
37,857	[1]	HD Supply Holdings, Inc.	1,619,901
16,600		Honeywell International, Inc.	2,762,240
5,659	[1]	IHS Markit Ltd.	305,360
7,281		Ingersoll-Rand PLC	744,846
11,456	[1]	Jet Blue Airways Corp.	221,788
10,245		KAR Auction Services, Inc.	611,524
7,215		Kansas City Southern Industries, Inc.	817,315
4,006		Lockheed Martin Corp.	1,385,916
7,537		Masco Corp.	275,854
1,952		Norfolk Southern Corp.	352,336
16,524		Owens Corning, Inc.	896,758
2,829		Parker-Hannifin Corp.	520,338
1,042		Pentair PLC	45,171
5,636		Southwest Airlines Co.	351,968
22,501		Terex Corp.	898,015
21,592		Textron, Inc.	1,543,180
6,109	[1]	U.S.G. Corp.	264,581
3,899	[1]	United Continental Holdings, Inc.	347,245
5,621		United Technologies Corp.	785,872

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
11,901		Waste Management, Inc.	$1,075,374
		TOTAL	25,487,258
		Information Technology—3.9%
274	[1]	Arris International PLC	7,121
9,523	[1]	Aspen Technology, Inc.	1,084,765
135,604		Cisco Systems, Inc.	6,597,135
10,646	[1]	Dell Technologies, Inc.	1,033,940
3,260	[1]	First Solar, Inc.	157,849
12,871		HP, Inc.	331,686
106,760		Intel Corp.	5,048,680
6,899		International Business Machines Corp.	1,043,198
18,570		Juniper Networks, Inc.	556,543
4,564	[1]	Keysight Technologies, Inc.	302,502
4,500		Leidos Holdings, Inc.	311,220
44,168		Marvell Technology Group Ltd.	852,442
19,357	[1]	Micron Technology, Inc.	875,517
20,397		Microsoft Corp.	2,332,805
2,086		NXP Semiconductors NV	178,353
14,731		National Instruments Corp.	711,949
61,217		Oracle Corp.	3,156,349
3,024	[1]	Qorvo, Inc.	232,515
45,142		Qualcomm, Inc.	3,251,578
2,722	[1]	Trimble, Inc.	118,298
31,413		Western Digital Corp.	1,838,917
11,776		Western Union Co.	224,451
		TOTAL	30,247,813
		Materials—1.6%
7,445		Air Products and Chemicals, Inc.	1,243,687
7,131		Ball Corp.	313,693
14,927		CF Industries Holdings, Inc.	812,626
3,069		Cabot Corp.	192,488
18,088		Domtar Corp.	943,651
30,522		DowDuPont, Inc.	1,962,870
60,067		Freeport-McMoRan, Inc.	836,133
24,804		Huntsman Corp.	675,413
5,867		LyondellBasell Industries NV - Class - A	601,426
13,471		Mosaic Co./The	437,538
22,832		Newmont Mining Corp.	689,526
2,806		Olin Corp.	72,058
9,325		Praxair, Inc.	1,498,807
18,026		Royal Gold, Inc.	1,389,084
728		Westlake Chemical Corp.	60,504
7,280		WestRock Co.	389,043
		TOTAL	12,118,547
		Real Estate—1.9%
20,803	[1]	CBRE Group, Inc.	917,412
5,654		Columbia Property Trust, Inc.	133,661
20,618	[1]	Equity Commonwealth	661,632
12,060		Extra Space Storage, Inc.	1,044,878

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
16,870		Forest City Realty Trust, Inc., Class A	$423,268
3,962		Gaming and Leisure Properties, Inc.	139,661
52,693		Host Hotels & Resorts, Inc.	1,111,822
6,488		Hudson Pacific Properties, Inc.	212,287
863		Jones Lang LaSalle, Inc.	124,548
12,135		Lamar Advertising Co., Class A	944,103
27,853		Park Hotels & Resorts, Inc.	914,135
27,492		ProLogis, Inc.	1,863,683
32,192		Rayonier, Inc.	1,088,412
9,614		Realogy Hldgs. Corp.	198,433
93,508		Retail Properties of America, Inc.	1,139,863
9,236		Simon Property Group, Inc.	1,632,463
56,168		Sprit Realty Capital, Inc.	452,714
43,808		Weingarten Realty Investors	1,303,726
18,696		Weyerhaeuser Co.	603,320
		TOTAL	14,910,021
		Telecommunication Services—1.5%
133,489		AT&T, Inc.	4,482,561
23,429		Telephone and Data System, Inc.	712,945
12,207	[1]	U.S. Cellular Corp.	546,629
111,231		Verizon Communications	5,938,623
		TOTAL	11,680,758
		Utilities—2.3%
69,879		AES Corp.	978,306
7,918		Ameren Corp.	500,576
27,393		CMS Energy Corp.	1,342,257
6,818		DTE Energy Co.	744,048
27,152		Duke Energy Corp.	2,172,703
35,188		Exelon Corp.	1,536,308
31,060		MDU Resources Group, Inc.	797,931
37,878		NRG Energy, Inc.	1,416,637
3,464		NextEra Energy, Inc.	580,566
46,535		OGE Energy Corp.	1,690,151
19,849	[1]	P G & E Corp.	913,253
23,899		Vectren Corp.	1,708,540
79,158	[1]	Vistra Energy Corp.	1,969,451
34,570		Xcel Energy, Inc.	1,632,050
		TOTAL	17,982,777
		TOTAL COMMON STOCKS (IDENTIFIED COST $288,519,981)	315,638,477
		ADJUSTABLE RATE MORTGAGE—0.0%
$7,544	[2]	Federal National Mortgage Association, 4.229%, 09/01/2037 (IDENTIFIED COST $7,599)	7,933
		ASSET-BACKED SECURITIES—0.0%
150,000	[2]	American Express Credit Class Account Master Trust 2014-1, Class A, 2.528%, (1-month USLIBOR +0.370%) 12/15/2021	150,270
42,000		PFS Financing Corp. 2016-BA,, Class A, 1.870%, 10/15/2021	41,505
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $191,999)	191,775

Shares, Principal Amount or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
$1,335,000	Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	$1,282,987
340,000	Bank 2018-BN12, Class A4, 4.255%, 05/15/2061	351,446
85,000	Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	82,939
2,000,000	Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 01/15/2051	1,981,275
1,195,000	CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	1,113,143
50,000	Commercial Mortgage Trust 2015-DC1 Class AM, 3.724%, 02/10/2048	49,443
875,000	Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 08/10/2049	824,615
100,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	95,703
590,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	585,822
105,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	105,401
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,874,971)	6,472,774
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
790,000	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	764,130
149,601	Federal Home Loan Mortgage Corp., K504, Class A2, 2.566%, 09/25/2020	148,832
750,000	Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	713,804
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,665,012)	1,626,766
	CORPORATE BONDS—17.1%
	Basic Industry - Chemicals—0.1%
200,000	Albemarle Corp., 4.150%, 12/01/2024	201,944
200,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	209,195
	TOTAL	411,139
	Basic Industry - Metals & Mining—0.1%
156,000	Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	154,363
650,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	660,351
150,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 08/01/2032	137,732
55,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	54,716
	TOTAL	1,007,162
	Capital Goods - Aerospace & Defense—0.5%
750,000	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	715,862
500,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.800%, 10/07/2024	495,933
800,000	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 06/15/2025	806,000
50,000	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	52,000
160,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/01/2027	150,256
400,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	382,807
585,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	551,180
500,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 03/15/2027	479,041
20,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	19,718
25,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,269
	TOTAL	3,678,066
	Capital Goods - Building Materials—0.1%
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	46,774
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	446,099
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 05/15/2047	142,075
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	39,868
	TOTAL	674,816
	Capital Goods - Construction Machinery—0.1%
520,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	492,120

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.5%
$600,000	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 01/13/2022	$616,296
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	714,866
700,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	672,337
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	488,953
800,000	Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.400%, 03/16/2027	777,725
800,000	Valmont Industries, Inc., 5.250%, 10/01/2054	694,731
	TOTAL	3,964,908
	Capital Goods - Packaging—0.1%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 09/15/2024	591,161
360,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.000%, 03/15/2028	354,494
	TOTAL	945,655
	Communications - Cable & Satellite—0.5%
900,000	CCO Safari II LLC, 4.908%, 07/23/2025	914,731
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	269,284
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	1,484,392
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	331,030
800,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.350%, 09/15/2026	744,029
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	289,454
	TOTAL	4,032,920
	Communications - Media & Entertainment—0.5%
600,000	British Sky Broadcasting Group PLC, 3.750%, Series 144A, 09/16/2024	599,104
800,000	CBS Corp., 4.900%, 08/15/2044	780,068
600,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 03/20/2028	570,707
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	256,857
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	465,521
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	95,093
600,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	597,013
300,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	287,992
	TOTAL	3,652,355
	Communications - Telecom Wireless—0.2%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	314,095
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 04/01/2048	344,746
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	344,428
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 02/15/2028	427,345
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	198,659
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 05/30/2048	281,745
	TOTAL	1,911,018
	Communications - Telecom Wirelines—0.8%
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.200%, 03/01/2022	788,613
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 06/15/2044	739,355
700,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	676,988
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, Series 144A, 3.600%, 01/19/2027	759,589
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	564,647
700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 08/15/2021	671,814
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 03/16/2027	501,134
700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 08/15/2046	628,899
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 03/15/2055	506,711

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	$133,839
	TOTAL	5,971,589
	Consumer Cyclical - Automotive—0.5%
150,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	149,327
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	195,173
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.350%, 02/22/2023	492,038
170,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	142,131
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/02/2027	358,299
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	318,625
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/06/2026	376,431
400,000	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 2.625%, 09/29/2020	390,697
200,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	197,331
600,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.650%, 07/13/2022	576,083
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	699,436
	TOTAL	3,895,571
	Consumer Cyclical - Retailers—0.5%
589,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	599,227
400,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	371,679
100,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	94,445
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	178,307
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 03/25/2028	307,532
1,050,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	1,076,839
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	525,694
200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 05/15/2023	197,551
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 09/14/2027	468,411
40,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	38,335
	TOTAL	3,858,020
	Consumer Cyclical - Services—0.4%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	786,746
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 08/22/2027	383,805
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 08/22/2037	392,370
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	487,627
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 08/01/2028	401,460
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	447,282
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	196,192
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	29,105
	TOTAL	3,124,587
	Consumer Non-Cyclical - Food/Beverage—1.2%
900,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	874,148
900,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	905,285
800,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	801,475
600,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	551,646
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	465,705
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 04/17/2038	144,070
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	76,950
500,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 06/27/2044	476,505
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	197,455
690,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	659,807
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	493,250

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	$123,919
220,000	Maple Escrow Subsidiary Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	221,173
650,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.100%, 07/15/2021	625,391
150,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	136,255
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	133,829
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	764,069
650,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	612,059
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	467,800
400,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	372,490
	TOTAL	9,103,281
	Consumer Non-Cyclical - Health Care—0.2%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	199,645
600,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 06/06/2027	574,668
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	198,287
100,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	98,813
820,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 04/01/2027	801,032
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	9,683
	TOTAL	1,882,128
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	499,292
500,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	544,405
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	182,625
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 06/12/2027	560,727
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/08/2024	572,411
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 02/20/2028	481,902
200,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	179,461
900,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 03/01/2027	838,182
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	166,716
	TOTAL	4,025,721
	Consumer Non-Cyclical - Products—0.1%
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	66,611
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	557,411
	TOTAL	624,022
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	535,999
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	184,677
	TOTAL	720,676
	Consumer Non-Cyclical - Tobacco—0.1%
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.540%, 08/15/2047	321,501
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	333,073
	TOTAL	654,574
	Energy - Independent—0.4%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 07/15/2024	385,459
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	319,226
700,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	689,587
100,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	98,815
800,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	792,581
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 05/15/2027	238,984

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$300,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	$307,153
300,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	293,565
		TOTAL	3,125,370
		Energy - Integrated—0.4%
110,000		BP Capital Markets PLC, 3.119%, 05/04/2026	104,953
600,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.520%, 09/19/2022	579,947
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	302,668
150,000		Petroleos Mexicanos, 6.500%, 06/02/2041	141,000
500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 09/21/2023	496,750
300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	277,650
75,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	73,454
500,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 05/11/2035	506,697
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/01/2024	496,002
		TOTAL	2,979,121
		Energy - Midstream—0.5%
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	220,489
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	41,264
500,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	472,989
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	69,996
900,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 02/15/2048	849,333
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	228,278
450,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	450,498
240,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	234,067
400,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 04/15/2058	362,908
335,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 07/13/2047	333,627
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	114,069
490,000		Williams Partners LP, 4.900%, 01/15/2045	477,747
200,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	202,442
		TOTAL	4,057,707
		Energy - Oil Field Services—0.0%
200,000		Weatherford International Ltd., 7.000%, 03/15/2038	156,000
		Energy - Refining—0.0%
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	228,559
		Financial Institution - Banking—3.5%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 05/03/2027	576,918
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	19,979
495,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	485,085
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,737,286
250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	240,769
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.046%, (3-month USLIBOR +0.650%) 10/01/2021	50,316
1,200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 01/20/2023	1,178,836
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	172,369
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	48,976
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	296,174
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 08/16/2023	749,908
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	193,739
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 03/09/2022	489,176
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 08/02/2021	775,638

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	$541,700
1,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 07/24/2028	1,811,489
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.550%, 05/13/2021	243,696
30,000		Comerica, Inc., 3.800%, 07/22/2026	28,913
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	336,181
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 03/14/2028	786,436
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,268,910
1,400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 04/23/2029	1,336,179
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	601,296
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	1,358,303
200,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	198,377
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 01/15/2023	1,169,215
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 01/23/2029	1,753,409
650,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	670,611
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	834,645
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 07/26/2023	208,965
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	482,623
1,850,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 01/24/2029	1,776,843
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	281,328
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	276,922
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series 10YR, 3.250%, 01/22/2028	381,859
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	248,967
600,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.000%, 02/02/2023	585,785
60,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	59,345
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	278,515
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 3.572%, (3-month USLIBOR +1.230%) 10/31/2023	51,019
2,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	2,207,374
		TOTAL	26,794,074
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	39,365
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	206,324
200,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	202,608
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	398,161
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	191,711
		TOTAL	1,038,169
		Financial Institution - Finance Companies—0.3%
750,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 09/13/2028	752,879
1,500,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,408,373
		TOTAL	2,161,252
		Financial Institution - Insurance - Health—0.2%
350,000		Halfmoon Parent, Inc., Sec. Fac. Bond, Series 144A, 4.125%, 11/15/2025	349,414
350,000		Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 3.750%, 07/15/2023	349,047
800,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	749,776
		TOTAL	1,448,237
		Financial Institution - Insurance - Life—0.5%
800,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	802,057
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	804,349
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 06/01/2022	417,299
450,000		Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	431,204

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$350,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	$355,299
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	148,151
500,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 03/01/2045	468,370
170,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	153,291
700,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	706,306
	TOTAL	4,286,326
	Financial Institution - Insurance - P&C—0.3%
700,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 08/15/2027	649,043
30,000	Chubb INA Holdings, Inc., 3.350%, 05/03/2026	29,175
490,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 03/15/2048	474,007
640,000	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	641,499
500,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	773,999
	TOTAL	2,567,723
	Financial Institution - REIT - Apartment—0.3%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	719,920
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	738,982
200,000	UDR, Inc., 3.750%, 07/01/2024	196,659
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 01/15/2028	519,603
	TOTAL	2,175,164
	Financial Institution - REIT - Healthcare—0.3%
300,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	307,812
750,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	707,178
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	560,822
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	96,434
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 04/01/2026	449,095
	TOTAL	2,121,341
	Financial Institution - REIT - Office—0.2%
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	351,590
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	384,337
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 02/01/2026	727,377
	TOTAL	1,463,304
	Financial Institution - REIT - Other—0.2%
820,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 04/01/2025	800,749
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 08/15/2023	670,641
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	252,336
	TOTAL	1,723,726
	Financial Institution - REIT - Retail—0.3%
740,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	708,168
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 03/15/2028	688,845
750,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 09/01/2026	674,002
	TOTAL	2,071,015
	Technology—0.7%
600,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	577,072
1,350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	1,320,730
900,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 09/12/2027	848,629
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	75,475
70,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	71,081
260,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	277,303

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$725,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	$699,620
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/01/2023	380,958
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/03/2025	587,630
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	243,027
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	577,900
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	20,603
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	25,318
	TOTAL	5,705,346
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	169,717
750,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	690,544
	TOTAL	860,261
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.300%, 10/15/2022	392,800
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	264,085
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 2.700%, 03/14/2023	473,158
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	246,655
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 03/01/2023	493,879
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	249,067
	TOTAL	2,119,644
	Utility - Electric—1.2%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	562,878
900,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/2025	886,295
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	303,160
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	814,735
200,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 07/15/2024	191,365
375,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2067	372,656
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 06/15/2026	377,178
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	390,951
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.625%, 09/14/2025	460,508
200,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	217,919
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	66,909
320,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	306,555
500,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 04/15/2046	485,841
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	50,777
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	137,803
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	20,592
490,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	471,132
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 03/30/2028	195,985
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 04/20/2046	51,342
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	106,524
25,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	24,938
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	694,994
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 03/30/2048	449,857
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	62,217
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	279,305
1,000,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	933,813
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	137,039
	TOTAL	9,053,268

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.2%
$200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	$189,173
60,000	Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	58,406
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 09/15/2040	752,900
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	702,990
120,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	119,267
	TOTAL	1,822,736
	TOTAL CORPORATE BONDS (IDENTIFIED COST $135,651,929)	132,588,671
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
32,929	Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	32,683
	Government National Mortgage Association—0.0%
8,221	Government National Mortgage Association Pool 2796, 30 Year, 7.000%, 08/20/2029	9,166
4,604	Government National Mortgage Association Pool 3040, 30 Year, 7.000%, 02/20/2031	5,176
13,015	Government National Mortgage Association Pool 3188, 30 Year, 6.500%, 01/20/2032	14,478
16,064	Government National Mortgage Association Pool 3239, 30 Year, 6.500%, 05/20/2032	17,920
	TOTAL	46,740
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $76,520)	79,423
	U.S. TREASURIES—13.4%
10,600,000	United States Treasury Bond, 2.750%, 08/15/2047	9,700,443
20,000	United States Treasury Bond, 2.750%, 11/15/2047	18,296
1,000	United States Treasury Bond, 3.000%, 11/15/2044	964
5,000,000	United States Treasury Bond, 3.125%, 05/15/2048	4,930,255
6,300,000	United States Treasury Note, 1.375%, 09/30/2023	5,840,789
4,900,000	United States Treasury Note, 1.625%, 02/15/2026	4,447,210
12,000,000	United States Treasury Note, 1.875%, 12/31/2019	11,877,281
11,750,000	United States Treasury Note, 1.875%, 01/31/2022	11,366,171
8,100,000	United States Treasury Note, 2.000%, 10/31/2022	7,810,678
2,650,000	United States Treasury Note, 2.000%, 11/15/2026	2,451,754
4,300,000	United States Treasury Note, 2.125%, 11/30/2024	4,090,744
50,000	United States Treasury Note, 2.250%, 11/15/2027	46,808
5,700,000	United States Treasury Note, 2.500%, 06/30/2020	5,671,060
4,000,000	United States Treasury Note, 2.625%, 07/15/2021	3,972,812
7,800,000	United States Treasury Note, 2.625%, 06/30/2023	7,689,947
3,000,000	United States Treasury Note, 2.750%, 06/30/2025	2,952,234
40,000	United States Treasury Note, 2.875%, 05/31/2025	39,673
3,200,000	United States Treasury Note, 2.875%, 05/15/2028	3,151,916
10,700,000	United States Treasury Note, 3.625%, 02/15/2021	10,884,658
3,228	U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2020	3,187
228,605	U.S. Treasury Inflation-Protected Note, 0.125%, 04/15/2021	223,930
2,340,734	U.S. Treasury Inflation-Protected Note, 0.250%, 01/15/2025	2,246,704
2,382,336	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2023	2,335,890
52,162	U.S. Treasury Inflation-Protected Note, 0.375%, 01/15/2027	49,824
2,266,440	U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2027	2,166,483
10,636	U.S. Treasury Inflation-Protected Bond, 1.000%, 02/15/2046	10,499
	TOTAL U.S. TREASURIES (IDENTIFIED COST $104,808,726)	103,980,210

Shares, Principal Amount or Contracts		Value
	PURCHASED PUT OPTION—0.1%
14,000	SPDR S&P 500 ETF Trust, Notional Amount $407,008,000, Exercise Price $280.00, Expiration Date 10/19/2018 (IDENTIFIED COST $1,123,250)	$819,000
	INVESTMENT COMPANIES—22.8%
1,946,118	Emerging Markets Core Fund	18,429,734
859,589	Federated Bank Loan Core Fund	8,664,658
3,945,180	Federated High Income Bond Fund II, Class P	25,170,248
10,356,846	Federated Mortgage Core Portfolio	98,286,469
2,748,188	Federated Project and Trade Finance Core Fund	24,953,546
1,005	Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,550
155,351	High Yield Bond Portfolio	970,942
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $178,045,300)	176,486,147
	REPURCHASE AGREEMENT—2.3%
$17,635,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (IDENTIFIED COST $17,635,000)	17,635,000
	TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $734,600,287)	755,526,176
	OTHER ASSETS AND LIABILITIES-NET—2.6%[3]	20,069,822
	TOTAL NET ASSETS-100%	$775,595,998
At September 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	619	$451,715,250	December 2018	$4,725,588
[1]United States Treasury Notes 2-Year Long Futures	150	$31,610,156	December 2018	$(86,963)
[1]United States Treasury Notes 10-Year Short Futures	60	$7,126,875	December 2018	$87,633
[1]United States Treasury Notes 10-Year Ultra Short Futures	80	$10,080,000	December 2018	$173,570
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,899,828
At September 30, 2018, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
1SPDR S&P 500 ETF Trust (Put-Option)	14,000	$407,008,000	October 2018	$270.00	$(399,000)
(Premiums Received $526,243)
The average notional value of long and short futures contracts held by the Fund throughout the period was $298,734,240 and $29,255,056, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $718,123 and $480,980, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of swap contracts held by the Fund throughout the period was $1,073,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $52,000 and $152,513, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Written Options is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and/or Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	—	1,946,118	—	1,946,118	$18,429,734	$(691,829)	$—	$453,162
Federated Bank Loan Core Fund	—	859,589	—	859,589	$8,664,658	$(29,681)	$—	$243,872
Federated High Income Bond Fund II, Class P	13,497,668	1,052,714	(10,605,202)	3,945,180	$25,170,248	$(3,088,993)	$1,291,159	$1,613,989
Federated Mortgage Core Portfolio	—	10,430,453	(73,607)	10,356,846	$98,286,469	$(1,250,027)	$(8,833)	$1,452,598
Federated Project and Trade Finance Core Fund	—	2,748,188	—	2,748,188	$24,953,546	$(824,173)	$—	$454,008
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	—	1,005	—	1,005	$10,550	$(914)	$—	$44
High Yield Bond Portfolio	—	155,351	—	155,351	$970,942	$(73,687)	$—	$7,113
TOTAL OF AFFILIATED TRANSACTIONS	13,497,668	17,193,418	(10,678,809)	20,012,277	$176,486,147	$(5,959,304)	$1,282,326	$4,224,786
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$302,389,358	$—	$—	$302,389,358
International	13,249,119	—	—	13,249,119
Debt Securities:
Adjustable Rate Mortgages	—	7,933	—	7,933
Asset-Backed Securities	—	191,775	—	191,775
Collateralized Mortgage Obligations	—	6,472,774		6,472,774
Commercial Mortgage-Backed Securities	—	1,626,766	—	1,626,766
Corporate Bonds	—	132,588,671	—	132,588,671
Mortgage-Backed Securities	—	79,423	—	79,423
U.S. Treasuries	—	103,980,210	—	103,980,210
Purchased Put Option	819,000	—	—	819,000
Investment Companies[1]	25,180,798	—	—	176,486,147
Repurchase Agreement	—	17,635,000	—	17,635,000
TOTAL SECURITIES	$341,638,275	$262,582,552	$—	$755,526,176
Other Financial Instruments
Assets:
Futures	$4,986,791	$—	$—	$4,986,791
Written Options Contracts	—	—	—	—
Liabilities:
Futures	(86,963)	—	—	(86,963)
Written Options Contracts	(399,000)	—	—	(399,000)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,500,828	$—	$—	$4,500,828
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $151,305,349 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
19
Federated Government Money Fund II
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—40.9%
$500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.008%—2.074% (1-month USLIBOR -0.065%), 9/29/2018 - 10/12/2018	$499,991
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.019% (1-month USLIBOR -0.085%), 10/1/2018	499,991
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.054% (1-month USLIBOR -0.060%), 10/4/2018	299,991
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.068%—2.150% (1-month USLIBOR -0.080%), 10/13/2018 - 10/27/2018	499,973
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.079% (1-month USLIBOR -0.041%), 10/6/2018	200,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.081% (1-month USLIBOR -0.135%), 10/25/2018	250,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.103% (1-month USLIBOR -0.030%), 10/9/2018	250,000
750,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.108% (1-month USLIBOR -0.040%), 10/13/2018	749,993
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.120% (1-month USLIBOR -0.110%), 10/27/2018	500,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.137% (1-month USLIBOR -0.045%), 10/21/2018	249,998
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.187% (1-month USLIBOR -0.025%), 10/24/2018	299,994
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.237% (3-month USLIBOR +0.170%), 10/22/2018	200,179
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.254% (1-month USLIBOR +0.150%), 10/1/2018	500,400
4,500,000	[2]	Federal Home Loan Bank System Discount Notes, 1.800%—2.144%, 10/5/2018 - 1/25/2019	4,484,463
2,050,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.989%—2.057% (1-month USLIBOR -0.125%), 10/4/2018 - 10/21/2018	2,050,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.994% (1-month USLIBOR -0.120%), 10/4/2018	500,000
900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.998% (1-month USLIBOR -0.135%), 10/9/2018	900,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.999% (3-month USLIBOR -0.340%), 10/9/2018	500,000
1,100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.018% (1-month USLIBOR -0.140%), 10/16/2018	1,100,000
1,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.033%—2.043% (3-month USLIBOR -0.300%), 10/3/2018 - 10/10/2018	1,800,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.035% (1-month USLIBOR -0.130%), 10/18/2018	500,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.043% (1-month USLIBOR -0.090%), 10/9/2018	250,000
600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.044% (3-month USLIBOR -0.295%), 10/16/2018	600,000
1,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.059%—2.171% (1-month USLIBOR -0.045%), 10/1/2018 - 10/25/2018	1,499,981
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.060% (1-month USLIBOR -0.050%), 10/5/2018	250,000
1,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.061% (3-month USLIBOR -0.280%), 11/4/2018	1,900,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.062% (1-month USLIBOR -0.150%), 10/23/2018	500,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.063% (1-month USLIBOR -0.085%), 10/9/2018	1,000,000
1,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.063% (1-month USLIBOR -0.105%), 10/19/2018	1,200,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.068% (1-month USLIBOR -0.065%), 10/8/2018	200,000
2,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.068%—2.072% (3-month USLIBOR -0.275%), 10/22/2018 - 11/7/2018	2,200,000
750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.071%—2.105% (1-month USLIBOR -0.060%), 10/11/2018 - 10/18/2018	750,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.088%—2.138% (1-month USLIBOR -0.080%), 10/19/2018 - 10/26/2018	1,000,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.095% (1-month USLIBOR -0.070%), 10/18/2018	200,000
1,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.097%—2.101% (1-month USLIBOR -0.115%), 10/22/2018 - 10/25/2018	1,700,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.102% (1-month USLIBOR -0.110%), 10/22/2018	499,990
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.110% (1-month USLIBOR -0.055%), 10/20/2018	250,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.129% (3-month USLIBOR -0.210%), 10/9/2018	1,000,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.151%—2.155% (3-month USLIBOR -0.160%), 11/28/2018	499,915
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.156% (3-month USLIBOR -0.185%), 11/10/2018	250,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.172% (1-month USLIBOR -0.040%), 10/22/2018	250,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.177% (1-month USLIBOR -0.035%), 10/23/2018	250,015
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.197% (3-month USLIBOR -0.150%), 10/22/2018	250,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.199%—2.241% (3-month USLIBOR -0.140%), 12/19/2018 - 12/26/2018	400,087
3,650,000		Federal Home Loan Bank System, 0.875%—2.400%, 10/1/2018 - 10/11/2019	3,648,770
438,000		Federal Home Loan Mortgage Corp., 0.875%—1.250%, 10/12/2018 - 12/14/2018	437,744
2,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.320% (Secured Overnight Financing Rate +0.160%), 10/1/2018	2,000,000
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$388,000		Tennessee Valley Authority, 1.750%, 10/15/2018	$388,059
		TOTAL GOVERNMENT AGENCIES	40,209,534
		U.S. TREASURIES—7.9%
		U.S. Treasury Bills—7.3%
1,000,000	[2]	United States Treasury Bills, 2.080%, 11/23/2018	996,938
500,000	[2]	United States Treasury Bills, 2.100%, 1/10/2019	497,054
1,000,000	[2]	United States Treasury Bills, 2.130%—2.145%, 1/17/2019	993,589
1,000,000	[2]	United States Treasury Bills, 2.160%, 1/31/2019	992,680
1,200,000	[2]	United States Treasury Bills, 2.180%, 2/14/2019	1,190,117
1,500,000	[2]	United States Treasury Bills, 2.240%, 3/7/2019	1,485,347
500,000	[2]	United States Treasury Bills, 2.262%, 3/14/2019	494,848
500,000	[2]	United States Treasury Bills, 2.311%, 3/21/2019	494,511
		TOTAL	7,145,084
		U.S. Treasury Notes—0.6%
400,000		United States Treasury Notes, 1.500%, 2/28/2019	398,664
200,000	[1]	United States Treasury Floating Rate Notes, 2.225% (91-day T-Bill +0.033%), 10/2/2018	200,025
		TOTAL	598,689
		TOTAL U.S. TREASURIES	7,743,773
		REPURCHASE AGREEMENTS—48.3%
15,000,000		Interest in $400,000,000 joint repurchase agreement 2.30%, dated 9/28/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,076,667 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2048 and the market value of those underlying securities was $409,881,156.	15,000,000
1,000,000		Interest in $900,000,000 joint repurchase agreement 2.19%, dated 9/12/2018 under which BNP Paribas S.A. will repurchase securities provided as collateral for $905,201,250 on 12/17/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/15/2059 and the market value of those underlying securities was $919,069,212.	1,000,000
5,000,000		Interest in $300,000,000 joint repurchase agreement 2.01%, dated 7/23/2018 under which Bank of Montreal will repurchase securities provided as collateral for $301,407,000 on 10/16/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $307,178,876.	5,000,000
1,000,000		Interest in $425,000,000 joint repurchase agreement 2.04%, dated 8/7/2018 under which Bank of Montreal will repurchase securities provided as collateral for $427,047,083 on 10/31/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $434,851,079.	1,000,000
2,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.20%, dated 9/25/2018 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,427,778 on 10/2/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $1,020,000,000.	2,000,000
2,521,000		Interest in $1,700,000,000 joint repurchase agreement 2.26%, dated 9/28/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,700,320,167 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/16/2060 and the market value of those underlying securities was $1,741,877,607.	2,521,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Pershing LLC will repurchase securities provided as collateral for $100,018,917 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2068 and the market value of those underlying securities was $102,343,970.	20,000,000
1,000,000		Interest in $750,000,000 joint repurchase agreement 2.19%, dated 9/13/2018 under which Royal Bank of Canada, New York will repurchase securities provided as collateral for $754,106,250 on 12/12/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2048 and the market value of those underlying securities was $770,114,438.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	47,521,000
		TOTAL INVESTMENT IN SECURITIES—97.1% (AT AMORTIZED COST)	95,474,307
		OTHER ASSETS AND LIABILITIES - NET—2.9%[3]	2,894,340
		TOTAL NET ASSETS—100%	$98,368,647
2

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of September 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
3
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.7%
		Basic Industry - Chemicals—0.8%
$ 640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$643,155
800,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	820,769
		TOTAL	1,463,924
		Basic Industry - Metals & Mining—2.3%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	227,586
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	662,205
520,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	543,400
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	471,841
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,015,924
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	317,005
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,122,626
		TOTAL	4,360,587
		Capital Goods - Aerospace & Defense—2.3%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	572,690
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	266,530
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	274,983
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	539,760
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	385,031
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	266,365
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	256,989
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	289,284
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	314,693
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.0487%, (3-month USLIBOR +1.735%), 2/15/2042	796,250
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	298,173
		TOTAL	4,260,748
		Capital Goods - Building Materials—0.7%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	748,380
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	275,372
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	84,050
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	277,970
		TOTAL	1,385,772
		Capital Goods - Construction Machinery—0.4%
500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	507,150
300,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	283,916
		TOTAL	791,066
		Capital Goods - Diversified Manufacturing—2.2%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	715,881
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	443,153
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	625,413
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	953,155
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	624,313
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	596,396
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	204,434
		TOTAL	4,162,745
		Capital Goods - Packaging—0.3%
25,000		WestRock Co., 7.65%, 3/15/2020	24,871
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—continued
$500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 3.75%, 3/15/2025	$491,905
	TOTAL	516,776
	Communications - Cable & Satellite—2.8%
940,000	CCO Safari II LLC, 3.579%, 7/23/2020	940,954
567,000	CCO Safari II LLC, 4.464%, 7/23/2022	576,875
700,000	CCO Safari II LLC, 4.908%, 7/23/2025	711,457
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	565,117
730,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	706,176
1,290,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,329,883
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	463,331
	TOTAL	5,293,793
	Communications - Media & Entertainment—1.2%
300,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	299,552
750,000	CBS Corp., 3.70%, 8/15/2024	729,963
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	479,438
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	237,794
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	499,869
	TOTAL	2,246,616
	Communications - Telecom Wireless—0.9%
600,000	American Tower Corp., Sr. Unsecd. Note, 3.50%, 1/31/2023	591,408
300,000	Crown Castle International Corp., 3.15%, 7/15/2023	289,365
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	346,022
395,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	392,351
	TOTAL	1,619,146
	Communications - Telecom Wirelines—2.5%
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	690,758
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	428,859
590,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	610,983
500,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	510,625
450,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	470,063
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	302,070
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	611,840
985,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,054,650
	TOTAL	4,679,848
	Consumer Cyclical - Automotive—3.0%
250,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.20%, 5/5/2020	245,575
700,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	693,427
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	483,495
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	235,791
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	593,925
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	493,187
920,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	883,112
300,000	General Motors Financial Co., Inc., 3.15%, 6/30/2022	292,094
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	494,299
750,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	739,990
475,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	456,066
	TOTAL	5,610,961
	Consumer Cyclical - Leisure—0.4%
658,682	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	681,224
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Lodging—0.3%
$450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	$469,688
	Consumer Cyclical - Retailers—2.6%
600,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	594,402
250,000	CVS Health Corp., Sr. Unsecd. Note, 3.35%, 3/9/2021	249,669
580,000	CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	577,991
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	1,279,732
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	592,652
500,000	Dollar Tree, Inc., Sr. Unsecd. Note, 4.00%, 5/15/2025	490,875
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	448,368
560,000	WalMart, Inc., Sr. Unsecd. Note, 3.40%, 6/26/2023	562,234
	TOTAL	4,795,923
	Consumer Cyclical - Services—2.2%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	466,370
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.40%, 2/22/2023	481,072
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.15%, 8/22/2027	163,117
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	731,441
350,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	365,977
325,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	324,782
1,000,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	980,961
530,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	514,178
	TOTAL	4,027,898
	Consumer Non-Cyclical - Food/Beverage—8.1%
750,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	739,659
1,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,554,040
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	494,113
500,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	500,922
900,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	915,737
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	718,313
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	312,599
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	353,935
330,000	General Mills, Inc., Sr. Unsecd. Note, 3.70%, 10/17/2023	328,302
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	493,638
660,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	676,209
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	258,185
1,050,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,021,694
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	274,164
700,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	701,598
450,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	452,400
1,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	962,109
600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	598,056
540,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	519,555
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	497,078
750,000	PepsiCo, Inc., 2.75%, 3/5/2022	739,504
500,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.00%, 4/15/2021	486,811
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	362,327
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	232,148
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	56,498
370,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.90%, 9/28/2023	371,781
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	515,227
	TOTAL	15,136,602
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—1.9%
$420,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$413,077
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	938,331
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	486,469
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	725,522
340,000	Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	339,048
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	232,187
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	485,154
	TOTAL	3,619,788
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	296,483
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	299,075
800,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	798,868
475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	469,799
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	290,689
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	65,282
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	581,518
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	994,209
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	198,678
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	179,145
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	496,922
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	335,278
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	199,198
580,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	570,040
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	216,295
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	846,232
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	500,147
	TOTAL	7,337,858
	Consumer Non-Cyclical - Products—1.1%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	552,014
250,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	246,129
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,200,399
	TOTAL	1,998,542
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.90%, 4/15/2038	727,411
	Consumer Non-Cyclical - Tobacco—0.6%
290,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	283,301
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	490,190
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	428,236
	TOTAL	1,201,727
	Energy - Independent—1.5%
1,000,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	963,647
183,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	180,268
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	405,299
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	477,969
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	252,412
475,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	464,811
	TOTAL	2,744,406
	Energy - Integrated—2.5%
1,200,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.75%, 5/10/2023	1,160,882
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	510,466
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	$633,380
585,000	Husky Energy, Inc., 4.00%, 4/15/2024	584,496
800,000	Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	827,128
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	174,738
525,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	508,278
325,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	308,809
	TOTAL	4,708,177
	Energy - Midstream—3.9%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	492,693
350,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	349,535
200,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	202,416
565,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	582,858
470,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.20%, 9/15/2023	474,159
460,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	464,558
280,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	289,057
1,600,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,657,197
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	297,787
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	342,765
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	385,235
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	334,052
540,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	518,042
310,000	Williams Partners LP, 5.25%, 3/15/2020	318,237
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.75%, 6/15/2027	286,810
380,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	384,641
	TOTAL	7,380,042
	Energy - Oil Field Services—0.6%
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	493,574
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	297,784
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	300,297
	TOTAL	1,091,655
	Energy - Refining—0.4%
215,000	Valero Energy Corp., 7.50%, 4/15/2032	274,277
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	405,714
	TOTAL	679,991
	Financial Institution - Banking—21.4%
500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	487,320
350,000	Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.50%, 8/13/2021	348,470
450,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	448,177
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	240,093
250,000	Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	245,916
750,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	722,308
2,200,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	2,126,689
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	465,471
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	499,536
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	290,608
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	538,347
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	587,011
350,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.20%, 1/30/2023	339,444
500,000	Citigroup, Inc., 4.125%, 7/25/2028	483,339
1,000,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,037,432
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	$726,055
730,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	693,756
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	485,683
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	154,331
1,160,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,155,019
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	497,124
300,000		Comerica, Inc., 3.80%, 7/22/2026	289,125
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 3.50%, 6/11/2021	497,755
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	480,259
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	606,949
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	984,429
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	490,195
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	1,186,864
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	495,655
500,000		HSBC Bank USA, N.A., Sub., Series BKNT, 4.875%, 8/24/2020	512,942
841,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.75%, 8/7/2020	834,222
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	980,871
500,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 2.375%, 3/10/2020	494,915
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.25%, 1/23/2020	494,965
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	487,227
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,031,710
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	981,936
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	990,923
500,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.086%, 4/26/2021	498,748
510,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	484,626
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	248,514
1,940,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%), 12/1/2021	1,936,288
750,000		Morgan Stanley, Sec. Fac. Bond, 2.75%, 5/19/2022	727,828
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	960,691
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,019,518
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	487,498
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	259,194
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,006,990
500,000		PNC Bank, N.A., Sr. Unsecd. Note, 2.50%, 1/22/2021	491,143
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	886,322
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	242,169
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	688,827
500,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.00%, 2/2/2023	488,154
200,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	188,469
750,000		US Bancorp, Sub. Note, Series MTN, 3.60%, 9/11/2024	743,605
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	499,423
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	575,597
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,464,506
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	492,263
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,200,136
		TOTAL	40,003,580
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
170,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	176,579
370,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	369,091
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	216,508
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	$206,324
193,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	208,443
390,000	Stifel Financial Corp., 4.25%, 7/18/2024	390,020
190,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	189,127
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	492,013
450,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	449,491
	TOTAL	2,697,596
	Financial Institution - Finance Companies—2.5%
463,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	488,189
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	494,701
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	239,242
1,966,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,921,516
600,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	563,349
960,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	992,229
	TOTAL	4,699,226
	Financial Institution - Insurance - Health—1.1%
300,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 3.75%, 7/15/2023	299,183
650,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2028	649,047
750,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	745,452
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	407,143
	TOTAL	2,100,825
	Financial Institution - Insurance - Life—1.5%
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	804,349
290,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	294,391
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	264,296
617,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	636,663
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	492,314
235,000	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	231,718
	TOTAL	2,723,731
	Financial Institution - Insurance - P&C—1.1%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	196,123
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.45%, 8/15/2027	231,801
680,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	710,137
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.70%, 3/13/2023	241,795
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	295,135
300,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	464,400
	TOTAL	2,139,391
	Financial Institution - REIT - Apartment—0.8%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	379,158
550,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	540,889
300,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	307,277
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	183,412
	TOTAL	1,410,736
	Financial Institution - REIT - Healthcare—1.0%
960,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	998,005
500,000	Healthcare Trust of America, 3.70%, 4/15/2023	490,633
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	298,947
	TOTAL	1,787,585
	Financial Institution - REIT - Office—0.8%
500,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	495,611
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	$462,153
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	459,744
	TOTAL	1,417,508
	Financial Institution - REIT - Other—0.4%
300,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	309,527
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	454,204
	TOTAL	763,731
	Financial Institution - REIT - Retail—0.7%
396,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	392,231
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	98,449
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	446,626
421,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	430,315
	TOTAL	1,367,621
	Sovereign—0.5%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	329,133
510,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	627,011
	TOTAL	956,144
	Technology—5.8%
500,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	488,714
650,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	625,162
900,000	Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	883,124
125,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	131,434
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	337,515
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	223,318
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	264,531
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	406,175
345,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	332,923
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.95%, 6/15/2023	79,524
83,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	82,968
500,000	Fiserv, Inc., Sr. Unsecd. Note, 4.20%, 10/1/2028	501,746
119,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	119,004
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	670,622
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	503,403
460,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	465,317
1,500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,441,506
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	691,909
300,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	296,817
190,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	186,433
250,000	Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	248,185
750,000	Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	743,873
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	298,209
350,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	351,387
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 6/1/2028	260,461
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	197,463
	TOTAL	10,831,723
	Transportation - Airlines—0.0%
51,403	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	52,015
	Transportation - Railroads—1.0%
22,584	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	23,369
1,100,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,108,932
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	$818,194
	TOTAL	1,950,495
	Transportation - Services—0.7%
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	493,311
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	120,664
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	273,174
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	149,440
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2021	249,920
	TOTAL	1,286,509
	Utility - Electric—5.5%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	308,332
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	414,561
880,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	860,885
500,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	492,386
210,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	202,982
250,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	239,082
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	478,412
1,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2067	993,750
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	174,837
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	447,335
380,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.625%, 9/14/2025	372,326
270,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	258,109
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	220,485
235,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	240,100
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	580,000
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	135,577
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	288,996
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	105,059
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	474,827
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	598,522
425,000	PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	430,597
250,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	238,243
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	233,453
230,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	235,386
800,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	815,053
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	442,185
	TOTAL	10,281,480
	Utility - Natural Gas—1.5%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	236,467
1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,016,210
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	588,779
250,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	241,492
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	299,111
500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	494,842
	TOTAL	2,876,901
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	422,566
	TOTAL CORPORATE BONDS (IDENTIFIED COST $184,929,267)	182,762,277
9

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
$848	Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	$972
	Federal National Mortgage Association—0.0%
16	Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	16
	Government National Mortgage Association—0.1%
2,279	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	2,446
2,602	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	2,847
3,646	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,036
5,366	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	5,876
8,240	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	9,023
180	Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	183
5,481	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,110
1,346	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,492
3,683	Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	4,141
13,014	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	14,478
9,592	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	10,700
20,359	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	22,737
1,027	Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,113
4,909	Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	5,657
	TOTAL	90,839
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,665)	91,827
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	229,050
900,000	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	923,274
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,124,362)	1,152,324
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Commercial Mortgage—0.0%
86,532	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.481%, 8/15/2039 (IDENTIFIED COST $85,858)	86,936
	REPURCHASE AGREEMENT—0.8%
1,403,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (IDENTIFIED COST $1,403,000)	1,403,000
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $187,625,152)	185,496,364
	OTHER ASSETS AND LIABILITIES - NET—0.8%[2]	1,512,360
	TOTAL NET ASSETS—100%	$187,008,724
At September 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Note 10-Year Long Futures	120	$14,253,750	December 2018	$(195,270)
3U.S. Treasury Long Bond Short Futures	23	$3,231,500	December 2018	$100,034
3U.S. Treasury Note 2-Year Short Futures	15	$3,161,016	December 2018	$9,342
3U.S. Treasury Bond Ultra Short Futures	16	$2,468,500	December 2018	$96,464
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$10,570
10

The average notional value of long and short futures contracts held by the Fund throughout the period was $14,479,816 and $11,356,688, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
11

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$182,762,277[1]	$—	$182,762,277
Mortgage-Backed Securities	—	91,827	—	91,827
Foreign Governments/Agencies	—	1,152,324	—	1,152,324
Collateralized Mortgage Obligation	—	86,936	—	86,936
Repurchase Agreement	—	1,403,000	—	1,403,000
TOTAL SECURITIES	$—	$185,496,364	$—	$185,496,364
Other Financial Instruments[2]
Assets	$205,840	$—	$—	$205,840
Liabilities	(195,270)	—	—	(195,270)
TOTAL OTHER FINANCIAL INSTRUMENTS	$10,570	$—	$—	$10,570
1	Includes $52,688 of a security transferred from Level 3 to Level 2 because observable market data was obtained for this security. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
12
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—29.9%
	U.S. Treasury Bonds—4.4%
$500,000	2.250%, 8/15/2046	$412,368
750,000	2.500%, 2/15/2045	656,451
1,500,000	2.750%, 8/15/2042	1,388,295
1,200,000	2.875%, 8/15/2045	1,129,120
1,250,000	3.000%, 11/15/2044	1,205,717
500,000	4.750%, 2/15/2037	613,932
	TOTAL	5,405,883
	U.S. Treasury Notes—25.5%
2,000,000	1.125%, 7/31/2021	1,905,187
1,250,000	1.500%, 8/15/2026	1,116,109
1,000,000	1.625%, 10/31/2023	937,570
1,000,000	1.750%, 5/31/2022	959,682
1,500,000	1.875%, 1/31/2022	1,451,000
1,000,000	1.875%, 2/28/2022	966,726
2,000,000	1.875%, 3/31/2022	1,931,532
1,000,000	2.000%, 8/31/2021	975,500
3,500,000	2.000%, 2/15/2023	3,365,250
3,500,000	2.125%, 8/15/2021	3,427,102
550,000	2.250%, 8/15/2027	515,866
2,700,000	2.250%, 11/15/2027	2,527,648
4,000,000	2.375%, 1/31/2023	3,908,438
1,800,000	2.500%, 3/31/2023	1,766,616
2,500,000	2.750%, 7/31/2023	2,477,969
3,000,000	3.125%, 5/15/2021	3,019,430
	TOTAL	31,251,625
	TOTAL U.S. TREASURIES (IDENTIFIED COST $37,670,111)	36,657,508
	ASSET-BACKED SECURITIES—1.7%
	Auto Receivables—1.0%
1,223,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,225,233
	Other—0.7%
261,943	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	261,759
324,683	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	323,833
233,612	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	232,655
	TOTAL	818,247
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,042,670)	2,043,480
	GOVERNMENT AGENCIES—12.0%
	Federal Farm Credit System—1.0%
1,000,000	5.750%, 12/7/2028	1,192,032
	Federal Home Loan Bank System—6.6%
6,650,000	2.625%, 5/28/2020	6,634,933
1,100,000	7.125%, 2/15/2030	1,447,193
	TOTAL	8,082,126
	Federal Home Loan Mortgage Corporation—0.1%
72,000	6.750%, 9/15/2029	93,830
1

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal National Mortgage Association—1.1%
$1,500,000	2.125%, 4/24/2026	$1,393,181
	Tennessee Valley Authority Bonds—3.2%
1,700,000	2.875%, 2/1/2027	1,641,323
2,000,000	4.650%, 6/15/2035	2,257,520
	TOTAL	3,898,843
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $13,976,500)	14,660,012
	MORTGAGE-BACKED SECURITIES—46.6%
	Federal Home Loan Mortgage Corporation—14.7%
735,455	3.000%, 11/1/2045	705,757
839,594	3.000%, 10/1/2046	806,215
154,464	3.000%, 11/1/2046	147,985
2,659,576	3.000%, 1/1/2047	2,548,025
1,013,795	3.500%, 4/1/2042	1,007,037
801,340	3.500%, 7/1/2042	795,748
1,537,490	3.500%, 9/1/2043	1,524,358
2,679,849	4.000%, 12/1/2041	2,731,817
282,871	4.000%, 1/1/2042	288,356
484,537	4.000%, 4/1/2048	489,580
29,290	4.500%, 6/1/2019	29,389
42,206	4.500%, 10/1/2020	42,704
436,712	4.500%, 8/1/2040	455,104
950,940	4.500%, 12/1/2040	990,987
1,343,940	4.500%, 4/1/2041	1,399,697
13,904	5.000%, 7/1/2019	13,981
38,659	5.000%, 2/1/2021	39,301
493,701	5.000%, 1/1/2034	523,371
138,909	5.000%, 5/1/2034	147,321
123,576	5.000%, 4/1/2036	130,965
35,011	5.000%, 5/1/2036	37,088
26,382	5.000%, 6/1/2036	27,961
232,401	5.000%, 6/1/2040	246,533
14,638	5.500%, 12/1/2020	14,933
789,575	5.500%, 5/1/2034	854,480
14,607	5.500%, 12/1/2035	15,822
166,813	5.500%, 2/1/2036	180,843
11,536	5.500%, 5/1/2036	12,517
17,177	5.500%, 5/1/2036	18,627
58,579	5.500%, 5/1/2036	63,473
6,867	5.500%, 6/1/2036	7,455
4,303	5.500%, 6/1/2036	4,670
132,097	5.500%, 11/1/2037	143,302
246,879	5.500%, 1/1/2038	267,849
246,162	5.500%, 3/1/2040	267,149
5,841	6.000%, 1/1/2032	6,410
6,437	6.000%, 1/1/2032	7,081
37,314	6.000%, 2/1/2032	40,898
154,085	6.000%, 4/1/2036	169,019
36,401	6.000%, 5/1/2036	39,864
275,603	6.000%, 6/1/2037	302,569
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$32,302	6.000%, 7/1/2037	$35,422
26,287	6.500%, 6/1/2022	27,403
1,388	6.500%, 5/1/2024	1,479
10,919	6.500%, 3/1/2029	11,967
5,151	6.500%, 6/1/2029	5,638
3,941	6.500%, 7/1/2029	4,324
640	6.500%, 9/1/2029	698
78,081	6.500%, 5/1/2031	85,552
2,753	7.000%, 12/1/2029	3,079
1,153	7.000%, 6/1/2030	1,278
249	7.000%, 11/1/2030	280
191,808	7.000%, 4/1/2032	217,369
19,350	7.500%, 12/1/2030	21,989
13,536	7.500%, 1/1/2031	15,354
4,296	8.500%, 5/1/2030	4,949
1,202	9.000%, 2/1/2025	1,326
1,107	9.000%, 5/1/2025	1,229
	TOTAL	17,985,577
	Federal National Mortgage Association—19.7%
1,501,667	3.000%, 10/1/2046	1,438,741
287,653	3.000%, 11/1/2046	275,599
1,465,869	3.000%, 1/1/2047	1,404,443
188,736	3.000%, 1/1/2047	180,827
85,916	3.000%, 2/1/2047	82,504
3,271,950	3.500%, 8/1/2042	3,248,476
1,108,818	3.500%, 9/1/2042	1,100,517
1,786,154	3.500%, 9/1/2046	1,766,083
1,873,315	3.500%, 12/1/2047	1,849,045
903,284	3.500%, 1/1/2048	889,746
495,312	4.000%, 2/1/2041	504,394
1,310,749	4.000%, 12/1/2041	1,334,785
1,014,971	4.000%, 4/1/2042	1,034,693
494,951	4.000%, 2/1/2048	500,160
13,820	4.500%, 12/1/2019	13,856
442,524	4.500%, 10/1/2041	460,417
754,506	4.500%, 1/1/2042	785,014
2,178,815	4.500%, 2/1/2042	2,265,551
369,646	5.000%, 7/1/2034	391,648
40,411	5.000%, 11/1/2035	42,795
305,091	5.000%, 7/1/2040	323,488
1,214,867	5.000%, 6/1/2048	1,276,736
1,230,148	5.000%, 8/1/2048	1,293,179
34,460	5.500%, 11/1/2021	35,393
172,127	5.500%, 9/1/2034	186,785
93,865	5.500%, 8/1/2035	101,813
88,839	5.500%, 1/1/2036	96,394
108,709	5.500%, 4/1/2036	117,899
39,356	6.000%, 8/1/2021	40,533
4,965	6.000%, 7/1/2029	5,361
2,769	6.000%, 5/1/2031	3,022
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$14,463	6.000%, 5/1/2036	$15,810
222,016	6.000%, 7/1/2036	243,166
8,236	6.000%, 7/1/2036	9,012
62,278	6.000%, 9/1/2037	68,222
137,463	6.000%, 11/1/2037	150,703
65,664	6.000%, 12/1/2037	69,655
138,736	6.000%, 3/1/2038	152,722
1,992	6.500%, 6/1/2029	2,198
4,265	6.500%, 6/1/2029	4,690
719	6.500%, 6/1/2029	792
329	6.500%, 7/1/2029	361
630	6.500%, 7/1/2029	657
256	6.500%, 7/1/2029	282
7,066	6.500%, 7/1/2029	7,769
29	6.500%, 7/1/2029	32
350	6.500%, 7/1/2029	385
288	6.500%, 8/1/2029	313
9,746	6.500%, 9/1/2030	10,755
30,190	6.500%, 6/1/2031	33,254
24,927	6.500%, 4/1/2032	27,386
10,694	6.500%, 11/1/2035	11,782
2,581	7.000%, 2/1/2024	2,759
4,139	7.000%, 10/1/2029	4,609
14,060	7.000%, 10/1/2029	15,795
4,618	7.000%, 11/1/2030	5,219
102,184	7.000%, 4/1/2031	115,262
93,386	7.000%, 4/1/2032	105,279
2,301	7.500%, 8/1/2028	2,566
318	7.500%, 9/1/2028	355
4,015	7.500%, 2/1/2030	4,547
2,965	8.000%, 7/1/2030	3,402
1,906	8.000%, 7/1/2030	2,183
	TOTAL	24,121,819
	Government Agency—0.5%
671,666	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	658,653
	Government National Mortgage Association—11.7%
3,747,940	3.500%, 6/20/2046	3,735,633
1,360,500	3.500%, 8/20/2047	1,355,182
2,820,736	3.500%, 9/20/2047	2,804,863
694,271	4.500%, 6/20/2039	727,674
601,805	4.500%, 10/15/2039	628,959
802,495	4.500%, 8/20/2040	838,848
2,000,000	4.500%, 9/20/2048	2,069,661
376,332	5.000%, 7/15/2034	399,007
30,445	6.000%, 4/15/2032	33,259
64,682	6.000%, 5/15/2032	70,939
147,418	6.000%, 4/15/2036	162,707
238,734	6.000%, 5/15/2036	263,311
300,479	6.000%, 5/15/2036	331,565
50,815	6.000%, 7/20/2036	55,691
4

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$47,709	6.000%, 5/20/2037	$52,369
272,223	6.000%, 7/20/2038	299,413
6,857	6.500%, 12/15/2023	7,254
13,005	6.500%, 5/15/2024	13,800
3,054	6.500%, 6/15/2029	3,371
5,480	6.500%, 6/15/2031	6,071
6,208	6.500%, 7/20/2031	6,901
5,924	6.500%, 8/20/2031	6,582
26,644	6.500%, 10/15/2031	29,718
64,278	6.500%, 12/15/2031	71,379
8,723	6.500%, 4/15/2032	9,679
30,881	6.500%, 5/15/2032	34,293
216,403	6.500%, 5/15/2032	242,026
1,791	7.500%, 10/15/2029	2,032
415	7.500%, 10/15/2029	471
5,603	7.500%, 3/20/2030	6,330
1,081	8.000%, 4/15/2030	1,256
	TOTAL	14,270,244
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,996,589)	57,036,293
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.4%
	Non-Agency Mortgage-Backed Securities—2.4%
134,144	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	96,144
345,727	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	337,719
751,610	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	733,725
118,172	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	115,508
449,040	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	451,222
1,212,490	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,184,383
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,047,003)	2,918,701
	COMMERCIAL MORTGAGE-BACKED SECURITIES—4.3%
	Agency Commercial Mortgage-Backed Securities—4.3%
2,485,884	FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,440,683
1,250,000	FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,197,608
1,638,795	FHLMC REMIC K720 A1, 2.316%, 11/25/2021	1,615,636
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,494,428)	5,253,927
	REPURCHASE AGREEMENT—2.8%
3,430,000	Interest in $525,000,000 joint repurchase agreement 2.27%, dated 9/28/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $525,099,313 on 10/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $535,601,299. (IDENTIFIED COST $3,430,000)	3,430,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $122,657,301)	121,999,921
	OTHER ASSETS AND LIABILITIES - NET—0.3%[1]	379,064
	TOTAL NET ASSETS—100%	$122,378,985
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricingservice evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 20, 2018